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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [ ]; Amendment Number: 1
  This Amendment (Check only one.): [ ] Is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      W.P. Stewart & Co., Ltd.
Address:   43 Cedar Avenue, P.O. Box HM 2905
           Hamilton HM LX
           Bermuda

Form 13F File Number: 28-1432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Lisa D. Levey
Title:   Deputy Managing Director-General Counsel & Assistant Secretary
Phone:   212-750-8585

Signature, Place, and Date of Signing:

       /s/ LISA D. LEVEY         New York, NY             14 May 2002
      ---------------------      -----------------     ----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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Report Summary:

Number of Other Included Managers:                     0
                                          --------------
Form 13F Information Table Entry Total:               30
                                          --------------
Form 13F Information Table Value Total:   $    9,252,464
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                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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                                                    FORM 13F INFORMATION TABLE
                                           REPORTING MANAGER: W.P. STEWART & CO., LTD.



DATE AS OF 3/31/02


COLUMN 1                         COLUMN 2        COLUMN 3    COLUMN 4   COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
--------                         --------        --------    -------- ------------      --------   -------  ----------------------
                                                             Market                                         Sole Shared
                                                              Value   Shares/   SH   Put/ Invest.              Voting
Name Of issuer                   Title Of Class  Cusip        x1000   Prn Amt   Prn  Call Discret  Managers   Authority     None
--------------                   --------------  -----       ------   --------  ---- ---- -------  -------- ------------  --------
ANHEUSER BUSCH COMPANIES INC      COMMON STOCK   035229103    252408    4835394 SH           SOLE                          4835394
AUTOMATIC DATA PROCESSING INC     COMMON STOCK   053015103    636967   10931300 SH           SOLE                         10931300
CINTAS CORP                       COMMON STOCK   172908105    100847    2022595 SH           SOLE                          2022595
COCA-COLA CO                      COMMON STOCK   191216100    615572   11779026 SH           SOLE                         11779026
COSTCO WHOLESALE CORP-NEW         COMMON STOCK   22160K105       610      15315 SH           SOLE                            15315
DELL COMPUTER CORP                COMMON STOCK   247025109    172383    6602179 SH           SOLE                          6602179
WALT DISNEY CO HOLDING CO         COMMON STOCK   254687106    277194   12010158 SH           SOLE                         12010158
FIRST DATA CORP                   COMMON STOCK   319963104    732342    8393610 SH           SOLE                          8393610
GENERAL ELECTRIC CO               COMMON STOCK   369604103    543061   14500958 SH           SOLE                         14500958
GILLETTE CO                       COMMON STOCK   375766102      4250     124951 SH           SOLE                           124951
HOME DEPOT INC                    COMMON STOCK   437076102    441314    9078667 SH           SOLE                          9078667
JOHNSON & JOHNSON                 COMMON STOCK   478160104    733177   11288326 SH           SOLE                         11288326
ESTEE LAUDER COMPANIES INC        COMMON STOCK   518439104      6245     182827 SH           SOLE                           182827
ELI LILLY & CO                    COMMON STOCK   532457108    129599    1700774 SH           SOLE                          1700774
MARRIOTT INTERNATIONAL INC NEW    COMMON STOCK   571903202    120652    2684133 SH           SOLE                          2684133
MEDTRONIC INC                     COMMON STOCK   585055106    219593    4857187 SH           SOLE                          4857187
MERCK & CO INC                    COMMON STOCK   589331107    533873    9271856 SH           SOLE                          9271856
MICROSOFT CORP                    COMMON STOCK   594918104    411793    6827931 SH           SOLE                          6827931
NEW YORK TIMES CO-CL A            COMMON STOCK   650111107    360470    7531762 SH           SOLE                          7531762
NORTHERN TRUST CORP               COMMON STOCK   665859104    167141    2780582 SH           SOLE                          2780582
OMNICOM GROUP INC                 COMMON STOCK   681919106    425353    4505861 SH           SOLE                          4505861
PFIZER INC                        COMMON STOCK   717081103    300750    7567941 SH           SOLE                          7567941
STARBUCKS CORP                    COMMON STOCK   855244109    215746    9327541 SH           SOLE                          9327541
STATE STREET CORP                 COMMON STOCK   857477103    467544    8442474 SH           SOLE                          8442474
STRYKER CORP                      COMMON STOCK   863667101    138443    2294770 SH           SOLE                          2294770
SYSCO CORP                        COMMON STOCK   871829107    448309   15033845 SH           SOLE                         15033845
VIACOM INC-CL B FORMLY NON VTG    COMMON STOCK   925524308    119231    2464970 SH           SOLE                          2464970
WAL-MART STORES INC               COMMON STOCK   931142103     59281     967065 SH           SOLE                           967065
WALGREEN CO                       COMMON STOCK   931422109    275756    7036388 SH           SOLE                          7036388
WM WRIGLEY JR CO                  COMMON STOCK   982526105    342560    6425802 SH           SOLE                          6425802

                                                             9252464                         No. of Other
                                                                                             Managers              0

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